Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net (loss) income	$ (90,936)	$ 505,053	$ 292,900
Adjustments to reconcile net (loss) income to cash flows from operating activities
Depreciation	224,851	221,058	224,773
Amortization	24,305	26,330	27,690
Tax expense	61,056	80,245	83,906
Interest expense	237,786	200,144	198,815
Interest income	(12,415)	(6,024)	(6,700)
Loss (gain) on foreign exchange	259,079	(223,898)	(92,613)
Loss (gain) on changes in fair value of financial instruments	18,205	(60,306)	(7,877)
Share-based compensation	29,505	2,856	5,770
Loss on disposal of assets	353	269	2,565
Loss on refinancing			31,850
Other	(91,580)	(49,040)	(36,966)
Income taxes paid, net of income taxes received	(106,308)	(62,991)	(120,472)
Interest paid, net of capitalized interest and interest received	(176,417)	(195,248)	(152,261)
Repurchase of stock options			(24,658)
Operating assets and liabilities	88,813	48,252	100,637
Net cash from operating activities	466,297	486,700	527,359
Cash flows used in investing activities
Satellite programs, including capitalized interest	(67,387)	(135,986)	(236,834)
Purchase of property and other equipment	(15,997)	(10,616)	(6,977)
Purchase of intangible assets	(19,923)	(18,011)	(42,285)
Net cash used in investing activities	(103,307)	(164,613)	(286,096)
Cash flows used in financing activities
Repayment of indebtedness	(94,951)	(31,620)	(4,008,356)
Proceeds from indebtedness			3,935,576
Payment of debt issue costs	(10,190)	(42,867)	(58,141)
Return of capital to shareholders		(506,135)
Capital lease payments	(29)	(30)	(30)
Satellite performance incentive payments	(9,037)	(8,436)	(8,934)
Settlement of derivatives		207	130
Proceeds from exercise of stock options		77
Dividends paid on preferred shares		(10)	(10)
Net cash used in financing activities	(114,207)	(588,814)	(139,765)
Effect of changes in exchange rates on cash and cash equivalents	40,605	(36,634)	(9,818)
Increase (decrease) in cash and cash equivalents	289,388	(303,361)	91,680
Cash and cash equivalents, beginning of year	479,045	782,406	690,726
Cash and cash equivalents, end of year	$ 768,433	$ 479,045	$ 782,406